RESTATEMENT (Consolidated Balance Sheet ) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net	$ 61,637	$ 70,456		$ 41,068
Retained earnings	(17,541)	21,801		12,341
Total equity	6,781	24,065	29,399	13,618	1,908	(3,413)
Total liabilities and equity	153,637	147,975		93,619
Scenario, Previously Reported [Member]
Property and equipment, net				41,583
Retained earnings				12,856
Total equity				14,133
Total liabilities and equity				94,134
Restatement Adjustment [Member]
Property and equipment, net				(515)
Retained earnings				(515)
Total equity				(515)
Total liabilities and equity				(515)
As Restated [Member]
Property and equipment, net				41,068
Retained earnings				12,341
Total equity				13,618
Total liabilities and equity				$ 93,619